Fixed Assets - Property, plant and equipment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Partial Offset of increase in property, plant and equipment	€ 5,854
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Additions	39,386
Company-owned GMP IV facility
Disclosure of detailed information about property, plant and equipment [line items]
Additions	29,552
Equipment physically located at the CMO facilities
Disclosure of detailed information about property, plant and equipment [line items]
Additions	3,657
Acquisition costs
Disclosure of detailed information about property, plant and equipment [line items]
Additions	€ 3,034
Acquisition costs | Technical equipment and machines
Disclosure of detailed information about property, plant and equipment [line items]
Additions		€ 6,302